Inventoried Costs, Net (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Production costs of contracts in process	$ 218	$ 198
General and administrative expenses	2	3
Inventoried costs	220	201
Progress payments received		(1)
Inventoried costs, net of progress payments	220	200
Raw material inventory	91	88
Total inventoried costs, net	$ 311	$ 288